Schedule of Real Estate Securities Holdings in an Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Outstanding Face Amount	$ 574,038
Before Impairment - Amortized Cost Basis	587,442
Other Than Temporary Investment - Amortized Cost Basis	(4,934)
After Impairment - Amortized Cost Basis	582,508
Gains - Gross Unrealized
Losses - Gross Unrealized	(15,974)
Carrying Value	566,534
Number of Securities	54
Rating - Weighted Average	A+
Coupon - Weighted Average	3.63%
Yield - Weighted Average	2.74%
Maturity (Years) - Weighted Average	2.9
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding Face Amount	424,370
Before Impairment - Amortized Cost Basis	443,457
Other Than Temporary Investment - Amortized Cost Basis	(4,698)
After Impairment - Amortized Cost Basis	438,759
Gains - Gross Unrealized
Losses - Gross Unrealized	(2,761)
Carrying Value	435,998
Number of Securities	28
Rating - Weighted Average	AA+
Coupon - Weighted Average	3.21%
Yield - Weighted Average	1.58%
Maturity (Years) - Weighted Average	3.2
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding Face Amount	149,668
Before Impairment - Amortized Cost Basis	143,985
Other Than Temporary Investment - Amortized Cost Basis	(236)
After Impairment - Amortized Cost Basis	143,749
Gains - Gross Unrealized
Losses - Gross Unrealized	(13,213)
Carrying Value	$ 130,536
Number of Securities	26
Rating - Weighted Average	B+
Coupon - Weighted Average	4.84%
Yield - Weighted Average	6.28%
Maturity (Years) - Weighted Average	2.0